Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 31,497,787	$ 23,904,384
Cost of Revenue	23,286,561	17,828,834
Gross Profit	8,211,226	6,075,550
Operating Expenses
General and administrative expenses	3,550,438	3,515,213
Depreciation and amortization	2,960,153	4,188,052
Total operating expenses	6,510,591	7,703,265
Income (Loss) from Operations	1,700,635	(1,627,715)
Other Income (Expense)
Interest expense	(902,152)	(699,230)
Loss on sale and disposal of equipment	(5,739)	(119,023)
Gain on sale of investments	24,653	0
Other	10,870	(49,765)
Total other expense	(872,368)	(868,018)
Income (Loss) From Continuing Operations Before Tax (Expense) Benefit	828,267	(2,495,733)
Income Tax (Expense) Benefit	(426,779)	897,923
Income (Loss) From Continuing Operations	401,488	(1,597,810)
Discontinued Operations
Loss from discontinued operations	(797,636)	(605,650)
Income tax benefit	311,078	236,204
Loss on discontinued operations, net of tax	(486,558)	(369,446)
Net Loss	(85,070)	(1,967,256)
Other Comprehensive (Loss) Gain
Unrealized gain on available-for-sale securities, net of tax	17,506	(133,665)
Unrealized loss on interest rate swap, net of tax	(4,805)	0
Reclassification into earnings, net of tax	(40,579)	0
Total other comprehensive loss	(27,878)	(133,665)
Comprehensive Loss	(112,948)	(2,100,921)
Earnings (Loss) per Common Share - Basic
Income from continuing operations (in dollars per share)	$ 0.02	$ (0.07)
Discontinued operations (in dollars per share)	$ (0.02)	$ (0.02)
Net Loss (in dollars per share)	0.00	(0.09)
Earnings (Loss) per Common Share - Diluted
Income from continuing operations (in dollars per share)	$ 0.02	$ (0.07)
Discontinued operations (in dollars per share)	$ (0.02)	$ (0.02)
Net Loss (in dollars per share)	$ 0.00	$ (0.09)
Basic weighted average number of common shares outstanding (In shares)	23,389,151	21,778,866
Add: Dilutive shares assuming exercise of options and warrants (In shares)	927,718	0
Diluted weighted average number of common shares outstanding (In shares)	24,316,869	21,778,866